Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

13. Commitments and Contingencies

  Legal Proceedings

        On October 18, 2012, the Salk Institute for Biological Studies (Salk) filed a complaint in the Massachusetts Superior Court for Suffolk County, alleging that the Company breached one of the Company's two licensing agreements with Salk. The licensing agreement in dispute provides the Company with a license with respect to certain of Salk's U.S. patents related to the ActRIIB activin receptor proteins. Salk contends that, under the licensing agreement, the Company owed Salk a greater share of the upfront payment that it received under its now-terminated agreement with Shire AG regarding ACE-031 and a share of the upfront payment and development milestone payments that the Company has received under its ongoing collaboration agreement with Celgene regarding ACE-536. Salk is seeking a total of approximately $10.5 million plus interest in payment and a 15% share of future development milestone payments received under the agreement with Celgene regarding ACE-536. The Company contends that no additional amounts are due to Salk and that it has complied with all of its payment obligations under the applicable Salk license agreement.

        The Company moved to dismiss the complaint on December 3, 2012. The Court denied the Company's motion on February 28, 2013. On March 14, 2013, Acceleron answered the complaint and asserted patent invalidity counterclaims. On the basis of those counterclaims, Acceleron removed the action on March 28, 2013 to the United States District Court for the District of Massachusetts. The parties have since reached an agreement on a stipulation as to certain patent issues raised in the action, and Acceleron has dismissed its counterclaims. The Court held an initial scheduling conference on May 30, 2013, and the parties have begun fact discovery. The case is currently scheduled for trial in September 2014. The Company intends to defend its position vigorously.

        The Company evaluated the suit under ASC Topic 450, Contingencies, as a loss contingency. The estimated loss from a loss contingency shall be accrued if information available before the financial statements are issued indicates that it is probable a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. Because the Company believes that the potential for an unfavorable outcome is not probable, it has not established a reserve with respect to the dispute as of September 30, 2013 or December 31, 2012.

        The Company's estimates can be affected by various factors. As of December 31, 2012 and September 30, 2013, management has determined a loss is reasonably possible. Although the Company believes it would successfully defend the lawsuit, the Company has in the past participated in settlement discussions with Salk. Accordingly, the Company has estimated the range of possible losses as of September 30, 2013 and December 31, 2012 to be between $0 and $10.5 million plus interest.

  Other

        The Company is also party to various agreements, principally relating to licensed technology, that require future payments relating to milestones not met at September 30, 2013 and December 31, 2012, or royalties on future sales of specified products. No milestone or royalty payments under these agreements are expected to be payable in the immediate future. See Note 14 for discussion of these arrangements.

        The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to the agreements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally the Company's business partners or customers, in connection with any U.S. patent or any copyright or other intellectual property infringement claim by any third party with respect to the Company's products. The term of these indemnification agreements is generally perpetual any time after execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements.

7. Commitments and Contingencies

  Operating Leases

        The Company leases its facilities under non-cancelable operating leases that expire at various dates through May 2018. All of the Company's leases contain escalating rent clauses, which require higher rent payments in future years. The Company expenses rent on a straight-line basis over the term of the lease, including any rent-free periods. In addition, the Company received certain leasehold improvement incentives, and recorded these incentives as deferred rent, which is amortized as a reduction of rent expense over the life of the lease. Rent expense of approximately $3.6 million and $3.5 million were incurred during the years ended December 31, 2011 and 2012, respectively.

        Future annual minimum lease payments as of December 31, 2012, are as follows (in thousands):

2013	$4,522
2014	4,522
2015	4,106
2016	3,938
2017	3,938
2018	2,953

Total	$23,979

        In February 2011, the Company entered into a sublease agreement for a portion of one of its facility leases. The tenant will pay rent on the lease from February 28, 2011 until May 30, 2015. The Company will continue to utilize the remaining portion of the leased property.

        Future annual minimum sublease payments as of December 31, 2012, are as follows (in thousands):

2013	$583
2014	583
2015	241

Total	$1,407

  Legal Proceedings

        On October 18, 2012, the Salk Institute for Biological Studies (Salk) filed a complaint in the Massachusetts Superior Court for Suffolk County, alleging that the Company breached one of the Company's two licensing agreements with Salk. The licensing agreement in dispute provides the Company with a license with respect to certain of Salk's U.S. patents related to the ActRIIB activin receptor proteins. Salk contends that, under the licensing agreement, the Company owed Salk a greater share of the upfront payment that it received under its now-terminated agreement with Shire AG regarding ACE-031 and a share of the upfront payment and development milestone payments that the Company has received under its ongoing collaboration agreement with Celgene regarding ACE-536. Salk is seeking a total of approximately $10.5 million plus interest in payment and a 15% share of future development milestone payments received under the agreement with Celgene regarding ACE-536. The Company contends that no additional amounts are due to Salk and that it has complied with all of its payment obligations under the applicable Salk license agreement.

        The Company moved to dismiss the complaint on December 3, 2012. The Court denied the Company's motion on February 28, 2013. On March 14, 2013, Acceleron answered the complaint and asserted patent invalidity counterclaims. On the basis of those counterclaims, Acceleron removed the action on March 28, 2013 to the United States District Court for the District of Massachusetts. The parties have since reached an agreement on a stipulation as to certain patent issues raised in the action, and Acceleron has dismissed its counterclaims. The Court held an initial scheduling conference on May 30, 2013, and the parties have begun fact discovery. The case is currently scheduled for trial in September 2014. The Company intends to defend its position vigorously.

        The Company evaluated the suit under ASC Topic 450, Contingencies, as a loss contingency. The estimated loss from a loss contingency shall be accrued if information available before the financial statements are issued indicates that it is probable a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. Because the Company believes that the potential for an unfavorable outcome is not probable, it has not established a reserve with respect to the dispute as of December 31, 2012.

        The Company's estimates can be affected by various factors. As of December 31, 2012, management has determined a loss is reasonably possible. Although the Company believes it would successfully defend the lawsuit, the Company has in the past participated in settlement discussions with Salk. Accordingly, the Company has estimated the range of possible losses as of December 31, 2012 and to be between $0 and $10.5 million plus interest.

  Other

        The Company is also party to various agreements, principally relating to licensed technology, that require future payments relating to milestones not met at December 31, 2012, or royalties on future sales of specified products. No milestone or royalty payments under these agreements are expected to be payable in the immediate future. See Note 10 for discussion of these arrangements.

        The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to the agreements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally the Company's business partners or customers, in connection with any U.S. patent or any copyright or other intellectual property infringement claim by any third party with respect to the Company's products. The term of these indemnification agreements is generally perpetual any time after execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements.